SHAREHOLDERS' DEFICIT (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Common shares, par value	$ 0.0001	$ 0.0001
Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common shares, par value	$ 0.001	$ 0.001
Common stock, shares outstanding	0	0
Capital stock shares authorized	160,000,000
Common units authorised	0	20,000,000
Cumulative dividends percentage		8.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000	300,000,000
Common shares, par value		$ 0.0001
Common stock, shares outstanding	7,187,500	0
Common Class A Not Subject To Redemption [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	7,187,500	0
Temporary Equity, Shares Outstanding	1,803,729	28,750,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common shares, par value	$ 0.0001	$ 0.0001
Common stock, shares outstanding	0	7,187,500
Common Stock, Voting Rights	one
Convertible Stock Conversion Ratio	20.00%
Convertible Preferred Stock Series A [Member] | Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Preference shares, par value	$ 0.001
Convertible Preferred Stock Series B [Member] | Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Preference shares, shares authorized	20,000,000
Preference shares, par value	$ 0.001
Convertible Preferred Stock Series B [Member] | Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Preference shares, shares authorized	20,000,000
Preference shares, par value	$ 0.001
Series A Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Preference shares, shares authorized	20,000,000	0
Preference shares, par value	$ 0.001	$ 0.001
Preference shares, shares issued	1,931,287	0
Preference shares, shares outstanding	1,931,287	0
Series A Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member] | 33 Stockholders [Member]
Class of Stock [Line Items]
Preference shares, shares issued	1,931,287
Preference shares, shares outstanding	1,931,287
Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Class of Stock [Line Items]
Preference shares, par value	$ 0.001	$ 0.001
Preference shares, shares issued	11,068,637	0
Preference shares, shares outstanding	11,068,637	0
Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member] | 3 Stockholders [Member]
Class of Stock [Line Items]
Preference shares, shares issued	11,068,637
Preference shares, shares outstanding	11,068,637